Estimated Fair Value of Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2017
Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value

The following information is provided to help readers gain an understanding of the relationship between carrying amount of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. For derivative financial instruments, see Note 3 “Fair Value Measurements.”

The disclosures do not include investment in direct financing leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.

March 31, 2017

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Trading securities	¥569,074	¥569,074	¥37,500	¥531,574	¥0
Cash and cash equivalents	1,039,870	1,039,870	1,039,870	0	0
Restricted cash	93,342	93,342	93,342	0	0
Installment loans (net of allowance for probable loan losses)	2,767,016	2,783,466	0	254,708	2,528,758
Investment in securities:
Practicable to estimate fair value	1,307,618	1,332,941	93,995	1,086,629	152,317
Not practicable to estimate fair value *1	149,820	149,820	0	0	0
Other Assets:
Time deposits	9,375	9,375	0	9,375	0
Derivative assets *2	18,980	18,980	0	0	0
Reinsurance recoverables (Investment contracts)	72,615	73,967	0	0	73,967
Liabilities:
Short-term debt	¥283,467	¥283,467	¥0	¥283,467	¥0
Deposits	1,614,608	1,615,655	0	1,615,655	0
Policy liabilities and Policy account balances (Investment contracts)	287,463	288,372	0	0	288,372
Long-term debt	3,854,984	3,862,815	0	1,184,261	2,678,554
Other Liabilities:
Derivative liabilities *2	12,276	12,276	0	0	0

*1	The fair value of investment securities of ¥149,820 million was not estimated, as it was not practical.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

September 30, 2017

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Trading securities	¥487,839	¥487,839	¥40,177	¥447,662	¥0
Cash and cash equivalents	1,185,961	1,185,961	1,185,961	0	0
Restricted cash	88,242	88,242	88,242	0	0
Installment loans (net of allowance for probable loan losses)	2,778,817	2,812,435	0	156,826	2,655,609
Investment in securities:
Practicable to estimate fair value	1,212,124	1,237,888	75,834	994,613	167,441
Not practicable to estimate fair value *1	149,370	149,370	0	0	0
Other Assets:
Time deposits	3,246	3,246	0	3,246	0
Derivative assets *2	10,789	10,789	0	0	0
Reinsurance recoverables (Investment contracts)	72,060	73,328	0	0	73,328
Liabilities:
Short-term debt	¥335,665	¥335,665	¥0	¥335,665	¥0
Deposits	1,698,428	1,700,247	0	1,700,247	0
Policy liabilities and Policy account balances (Investment contracts)	295,490	296,250	0	0	296,250
Long-term debt	3,867,551	3,870,833	0	1,134,558	2,736,275
Other Liabilities:
Derivative liabilities *2	32,485	32,485	0	0	0

*1	The fair value of investment securities of ¥149,370 million was not estimated, as it was not practical.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”